Note 10 – Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Note 10 - Commitments and Contingencies - Schedule of ROU Assets and Lease Liabilities

	For the Years Ended
Lease Classification	December 31, 2024	December 31, 2023
ROU Assets:
Operating	$352,262	$314,970
Total ROU assets	$352,262	$314,970
Liabilities
Current:
Operating	$146,280	$88,009
Noncurrent:
Operating	203,369	229,848
Total lease liabilities	$349,649	$317,857

Note 10- Commitments and Contingencies - Meaturity of Lease Liabilities
Maturity of Lease Liabilities	Operating
2025	$146,280
2026	144,027
2027	86,554
Total lease payments	376,861
Less: Interest	27,212
Present value of lease liabilities	$349,649

Note 10 - Coimmitments and Contingencies - Schedule of Remaining Lease Term

	For the Years Ended
Schedule of weighted average remaining lease term and discount rate	December 31, 2024	December 31, 2023
Operating leases:
Weighted average remaining lease term (years)	2.58	4
Weighted average discount rate	5.52%	5.52%